First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2024 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 108.8%
	Aerospace & Defense – 1.7%
$398,647	Transdigm, Inc., Term Loan J, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.84%	02/28/31	$399,546
4,340,944	Transdigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	03/22/30	4,363,409
				4,762,955
	Alternative Carriers – 0.8%
2,272,020	Level 3 Financing, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 6.56%, 2.00% Floor	11.84%	04/16/29	2,292,377
	Application Software – 18.7%
621,303	Applied Systems, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.29%	02/24/31	624,875
7,118,083	CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.61%	09/21/28	7,133,636
610,164	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.10%	09/30/28	611,787
3,677,127	Darktrace PLC (Leia Finco US LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.45%	09/30/31	3,650,321
3,065,371	Epicor Software Corp., Term Loan E, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.50%	05/30/31	3,081,142
4,807,735	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	10/01/27	4,387,058
1,070,780	Genesys Cloud Services Holding II LLC (f/k/a Greeneden), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.11%	12/01/27	1,077,740
3,056,840	Genesys Cloud Services Holding II LLC (f/k/a Greeneden), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.75%	12/01/27	3,073,607
5,483,067	Informatica Corp., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.50%	10/30/28	5,506,206
1,805,535	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.50%	05/03/28	1,803,179
1,265,863	Internet Brands, Inc. (Web MD/MH Sub I. LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.50%	02/23/29	1,248,591
133,046	Ivanti Software, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.83%	12/01/27	115,474
2,256,530	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.14%	04/30/28	1,925,113
2,011,157	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (d)	10.14%	04/30/28	813,081
1,915,806	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.59%	03/01/29	1,913,104
354,790	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.07%	07/19/28	355,677
1,296,771	Open Text Corp. (GXS), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.50%	01/31/30	1,304,876
616,540	PowerSchool Holdings, Inc. (Severin), Extended Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.25%	08/01/27	618,158
1,016,094	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.00%	10/28/30	1,022,444
131,278	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.36%	04/24/28	126,164
3,050,397	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.00%	02/05/30	3,060,692

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Application Software (Continued)
$2,050,357	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.51%	06/04/28	$2,037,932
3,323,767	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.55%	02/10/31	3,335,267
4,055,721	Veeam Software Holdings Ltd. (VS Buyer LLC), 2024 Initial Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	04/01/31	4,069,246
				52,895,370
	Asset Management & Custody Banks – 2.7%
475,041	Alter Domus (Chrysaor Bidco SARL), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.70%	10/15/31	477,269
244,685	Assetmark Financial Holdings (GTCR Everest Borrower LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.17%	09/30/31	243,640
3,529,689	Edelman Financial Engines Center LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	10.50%	10/06/28	3,526,159
3,280,784	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.50%	04/07/28	3,288,232
				7,535,300
	Automotive Parts & Equipment – 1.4%
2,023,683	Caliber Collision (Wand NewCo 3, Inc.), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.50%	01/30/31	2,028,954
2,000,000	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.75%	05/06/30	2,008,540
				4,037,494
	Automotive Retail – 1.8%
619,719	Highline Aftermarket Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.25%	11/09/27	624,175
1,748,779	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Term B Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	04/23/31	1,752,425
2,723,292	Mavis Tire Express Services Topco Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.75%	05/04/28	2,729,815
				5,106,415
	Broadcasting – 1.3%
3,582,309	Nexstar Media, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.86%	09/19/26	3,591,516
	Broadline Retail – 0.8%
2,216,457	Peer Holding III B.V. (Action Holding), USD Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	07/01/31	2,226,619
	Building Products – 0.1%
260,176	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.57%	02/25/29	259,363
134,431	Miter Brands Acq. Holdco, Inc. (MIWD), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.75%	03/31/31	135,253
				394,616
	Cable & Satellite – 0.1%
387,433	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/07/30	385,883

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming – 0.8%
$675,804	Caesars Entertainment, Inc. (f/k/a Eldorado Resorts), 2024 Term Loan B-1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.00%	02/06/31	$677,304
1,406,915	Golden Nugget, Inc. (Fertitta Entertainment LLC), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.09%	01/29/29	1,406,550
214,148	Scientific Games Holdings, L.P. (Scientific Games Lottery), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.30%	04/04/29	213,560
				2,297,414
	Commercial Printing – 1.2%
3,457,231	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.35%	10/29/28	3,328,673
	Construction & Engineering – 0.3%
506,848	APi Group DE, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.25%	01/03/29	508,363
370,980	ASP Acuren Holdings, Inc. (AAL Delaware), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.75%	07/31/31	373,010
				881,373
	Diversified Support Services – 0.6%
1,637,541	Consilio (Skopima Consilio Parent LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.36%	05/17/28	1,638,670
	Education Services – 1.2%
3,390,333	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.86%	08/02/28	3,404,454
	Electronic Equipment & Instruments – 0.7%
1,343,921	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.60%	11/03/28	1,344,553
854,228	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.33%	08/20/25	775,746
				2,120,299
	Environmental & Facilities Services – 2.0%
2,438,350	Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.10%	05/14/28	2,426,768
3,306,169	GFL Environmental, Inc.(Wrangler Holdco Corp.), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.32%	06/30/31	3,312,963
				5,739,731
	Food Distributors – 0.3%
805,681	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.36%	09/13/26	809,669
	Health Care Facilities – 2.9%
2,514,815	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.61%	08/24/28	2,530,219
611,756	Concentra Health Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.50%	07/31/31	614,815
1,446,683	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco Ltd.), Facility B10, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.08%	12/06/28	1,448,195
247,321	Mission Veterinary Partners (a/k/a Midwest Veterinary Partners LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	8.87%	04/27/28	248,464

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Facilities (Continued)
$881,669	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	03/06/27	$887,179
2,596,863	Southern Veterinary Partners LLC, 2024 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.00%	10/05/27	2,613,418
				8,342,290
	Health Care Services – 2.0%
646,564	Agiliti Health, Inc. (Universal Hospital Services), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	05/01/30	642,931
2,575,922	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.36%	11/01/28	2,585,762
387,142	Radnet Management, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.78%	04/10/31	388,433
2,144,625	Surgery Centers Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.06%	12/19/30	2,151,638
				5,768,764
	Health Care Supplies – 1.7%
4,743,859	Medline Borrower, L.P. (Mozart), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.00%	10/21/28	4,761,008
	Health Care Technology – 7.8%
4,789,157	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.50%	02/15/29	4,766,935
123,124	Clario (f/k/a eResearch Technology, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 1.00% Floor	9.25%	02/04/27	123,962
3,360,302	Cotiviti, Inc. (Verscend), Floating Rate Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	05/01/31	3,366,603
1,691,593	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	08/01/29	1,698,580
795,437	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.86%	03/10/28	798,618
3,792,426	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.71%	03/10/28	3,799,859
1,488,394	R1 RCM Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.25%	06/21/29	1,492,301
2,811,457	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.00%	10/22/29	2,825,528
773,189	WS Audiology (Auris Lux III SARL), USD Term Loan B4, 6 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.56%	02/28/29	778,748
2,334,680	Zelis Payments Buyer, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.00%	09/28/29	2,340,762
				21,991,896
	Hotels, Resorts & Cruise Lines – 0.3%
453,685	Alterra Mountain Company, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.50%	08/17/28	455,726
393,979	Wyndham Hotels & Resorts, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.00%	05/25/30	395,057
				850,783
	Industrial Machinery & Supplies & Components – 2.2%
1,942,225	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.86%	10/21/28	1,950,858

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$123,490	Gates Global LLC, Term Loan B-5, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.50%	06/04/31	$123,914
962,600	Madison IAQ LLC, Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.89%	06/21/28	965,117
2,571,974	Pro Mach, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 1.00% Floor	8.75%	08/31/28	2,589,888
607,928	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), 2024 USD Refi Loan, 6 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.59%	04/30/30	610,746
				6,240,523
	Insurance Brokers – 17.6%
6,778,630	Alliant Holdings I LLC, Term Loan B-6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.81%	11/06/30	6,807,168
5,040,538	Amwins Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.61%	02/19/28	5,055,332
35,974	Ardonagh Midco 3 Ltd., Facility B USD, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.85%	02/15/31	36,221
581,012	Ardonagh Midco 3 Ltd., Facility B USD, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.53%	02/15/31	585,007
5,172,579	AssuredPartners, Inc., 2024 Term Loan B5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.75%	02/14/31	5,187,786
1,916,070	Baldwin Insurance Group Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.50%	05/27/31	1,918,465
3,973,119	BroadStreet Partners, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.50%	06/14/31	3,976,754
15,187	Hub International Ltd., Term Loan B, 2 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.26%	06/20/30	15,213
6,059,431	Hub International Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.26%	06/20/30	6,070,035
130,565	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.74%	04/18/30	130,903
1,591,858	IMA Financial Group, Inc., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.50%	11/01/28	1,593,187
3,262,198	OneDigital Borrower LLC, First Lien Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.50%	07/02/31	3,254,043
1,236,550	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.50%	07/02/32	1,229,848
4,245,877	Ryan Specialty Group LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.00%	09/01/27	4,272,413
1,036,130	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.08%	05/06/32	1,055,003
2,704,947	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	05/06/31	2,711,994
1,699,640	USI, Inc., 2029 Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	11/22/29	1,702,088
4,358,974	USI, Inc., 2030 Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	09/29/30	4,364,422
				49,965,882
	Integrated Telecommunication Services – 1.8%
3,327,768	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. Synthetic USD LIBOR + 2.75%, 0.00% Floor	8.26%	07/31/25	2,962,313

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Integrated Telecommunication Services (Continued)
$989,950	Numericable (Altice France SA or SFR), Term Loan B-12, 3 Mo. Synthetic USD LIBOR + 3.69%, 0.00% Floor	9.25%	01/31/26	$810,417
533,468	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.61%	09/25/26	430,242
936,284	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.50%	03/09/27	873,862
				5,076,834
	IT Consulting & Other Services – 0.2%
575,530	CDK Global, Inc.(Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	07/06/29	571,430
	Leisure Products – 0.1%
199,232	Amer Sports Company, Initial Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.35%	02/16/31	200,042
	Life Sciences Tools & Services – 0.9%
2,460,732	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	09/30/30	2,450,803
	Metal, Glass & Plastic Containers – 2.8%
559,167	Berlin Packaging LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.09%	05/15/31	559,693
62,927	Berlin Packaging LLC, Term Loan B-7, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	05/15/31	62,986
4,366,327	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.12%-9.30%	09/15/28	4,386,346
937,872	Tekni-Plex (Trident TPI Holdings, Inc.), Tranche B-6 Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	09/17/28	942,777
1,923,270	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.61%	03/03/28	1,920,953
				7,872,755
	Other Specialty Retail – 0.7%
2,189,725	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.85%	03/04/28	2,030,565
	Packaged Foods & Meats – 1.9%
951,777	Nomad Foods Ltd., Term Loan B-5, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.81%	11/08/29	953,561
1,473,591	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.25%	02/12/31	1,484,142
2,804,715	Utz Quality Foods LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.00%	01/20/28	2,817,435
				5,255,138
	Paper & Plastic Packaging Products & Materials – 3.4%
4,602,789	Graham Packaging Company, L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.75%	08/04/27	4,609,762
2,935,404	Pactiv LLC/Evergreen Packaging LLC (f/k/a Reynolds Group Holdings), 2024 Refi Term Loan B-4, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.75%	09/24/28	2,941,832
2,001,285	Veritiv Corp. (Verde Purchaser LLC), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.83%	12/02/30	2,005,458
				9,557,052

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals – 0.6%
$1,701,405	Parexel International Corp. (Phoenix Newco), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.25%	11/15/28	$1,710,091
	Property & Casualty Insurance – 1.6%
4,434,474	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.25%	07/31/31	4,445,560
	Research & Consulting Services – 8.4%
3,292,547	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.86%	02/04/28	3,310,178
7,762,963	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.00%	01/31/31	7,778,489
6,879,322	Dun & Bradstreet Corp., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.03%	01/18/29	6,898,653
428,136	Eisner Advisory Group, LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.25%	02/28/31	429,955
2,778,851	Grant Thornton Advisors LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.50%	05/31/31	2,791,454
1,695,252	J.D. Power (Project Boost Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.79%	07/15/31	1,701,931
809,973	Veritext Corp. (VT TopCo, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.75%	08/12/30	815,744
				23,726,404
	Restaurants – 5.8%
6,570,541	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.00%	09/23/30	6,531,020
6,523,626	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.10%	12/15/27	6,537,553
3,500,728	Whatabrands LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.00%	08/03/28	3,507,117
				16,575,690
	Security & Alarm Services – 1.6%
4,526,313	Garda World Security Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.83%	02/01/29	4,538,194
	Specialized Consumer Services – 1.1%
3,135,681	Mister Car Wash Holdings, Inc., 2024 Refinancing Term Loans, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	03/27/31	3,145,229
	Specialized Finance – 1.3%
3,622,094	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.25%	05/19/31	3,623,054
	Systems Software – 3.3%
494,367	BMC Software Finance, Inc. (Boxer Parent), 2031 First Lien Term Loan, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.01%	07/30/31	493,853
236,750	Gen Digital, Inc. (f/k/a NortonLifeLock, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	7.00%	09/12/29	236,750
2,958,799	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.75%	03/02/28	2,945,425
320,701	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	12.15%	03/02/29	314,488

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$2,281,938	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.25%	08/31/28	$2,286,730
2,803,218	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.25%	05/09/31	2,813,730
407,844	SUSE (Marcel Bidco LLC), 2024 Refi Term Loan B, Daily CME Term SOFR + 4.00%, 0.50% Floor	9.33%-9.38%	11/09/30	411,160
				9,502,136
	Transaction & Payment Processing Services – 0.7%
1,854,552	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 2 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.75%	01/31/31	1,861,999
	Wireless Telecommunication Services – 1.6%
4,601,115	SBA Senior Finance II LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.25%	01/25/31	4,613,285
	Total Senior Floating-Rate Loan Interests			308,126,235
	(Cost $309,078,954)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 3.9%
	Application Software – 0.1%
238,000	GoTo Group, Inc. (e)	5.50%	05/01/28	184,842
238,000	GoTo Group, Inc. (d) (e)	5.50%	05/01/28	86,870
				271,712
	Broadcasting – 2.0%
4,300,000	iHeartCommunications, Inc. (e)	5.25%	08/15/27	2,694,049
829,000	Nexstar Media, Inc. (e)	5.63%	07/15/27	810,826
2,395,000	Sirius XM Radio, Inc. (e)	3.13%	09/01/26	2,292,848
				5,797,723
	Cable & Satellite – 1.1%
2,137,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	5.13%	05/01/27	2,096,109
1,465,000	CSC Holdings LLC (e)	7.50%	04/01/28	757,980
374,000	CSC Holdings LLC (e)	11.25%	05/15/28	332,732
				3,186,821
	Casinos & Gaming – 0.4%
572,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (e)	4.63%	01/15/29	535,505
572,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.25%	12/01/26	565,509
				1,101,014
	Health Care Supplies – 0.1%
274,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (e)	6.25%	04/01/29	282,789
	Insurance Brokers – 0.1%
346,000	AmWINS Group, Inc. (e)	4.88%	06/30/29	330,853
	Life Sciences Tools & Services – 0.1%
137,000	Star Parent, Inc. (e)	9.00%	10/01/30	146,422
	Total Corporate Bonds and Notes			11,117,334
	(Cost $11,622,585)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.6%
	Application Software – 0.0%
$22,000	Open Text Corp. (e)	3.88%	02/15/28	$20,873
	Environmental & Facilities Services – 0.6%
1,554,000	GFL Environmental, Inc. (e)	3.75%	08/01/25	1,538,287
305,000	GFL Environmental, Inc. (e)	4.00%	08/01/28	291,023
				1,829,310
	Total Foreign Corporate Bonds and Notes			1,850,183
	(Cost $1,826,623)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
150,392	Akorn, Inc. (f) (g) (h)	11,280
	(Cost $1,724,086)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (i) (j) (k)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (i) (j) (k)	0
	Total Rights	0
	(Cost $0)
	Total Investments – 113.3%	321,105,032
	(Cost $324,252,248)
	Outstanding Loans – (12.0)%	(34,000,000)
	Net Other Assets and Liabilities – (1.3)%	(3,780,482)
	Net Assets – 100.0%	$283,324,550

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At August 31, 2024, the segregated value of these securities amounts to $320,193,801.
(d)	This security does not serve as collateral for the outstanding loan.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2024, securities noted as such amounted to $12,967,517 or 4.5%
of net assets.

(f)	This issuer has filed for protection in bankruptcy court.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(h)	Non-income producing security.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
(i)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$308,126,235	$—	$308,126,235	$—
Corporate Bonds and Notes*	11,117,334	—	11,117,334	—
Foreign Corporate Bonds and Notes*	1,850,183	—	1,850,183	—
Common Stocks*	11,280	—	11,280	—
Rights*	— **	—	—	— **
Total Investments	$321,105,032	$—	$321,105,032	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)

Unfunded Loan Commitments
As of August 31, 2024, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Alter Domus (Chrysaor Bidco SARL), Term Loan	$ 35,060	$ 35,066	$ 35,224	$ 158
Epicor Software Corp., Term Loan	359,655	358,756	361,506	2,750
		$393,822	$396,730	$2,908

Restricted Securities
As of August 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$0.08	$1,724,086	$11,280	0.00%*
* Amount is less than 0.01%.